GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at September 30, 2022 (Unaudited)

Shares	Common Stocks: 99.7%	Value
	Appliances: 7.2%
453,200	Haier Smart Home Co., Ltd. - H Shares*	$1,379,612
181,009	Zhejiang Supor Cookware - A Shares	1,165,913
		2,545,525
	Auto/Cars - Light Trucks: 2.2%
579,000	Geely Automobile Holdings Ltd.	790,156

	Auto/Truck Parts & Equipment: 2.1%
797,480	Weichai Power Co., Ltd. - H Shares	747,746

	Batteries/Battery System: 3.2%
173,440	Wuxi Lead Intelligent Equipment Co., Ltd. - A Shares	1,144,180

	Commercial Banks: 2.8%
213,000	China Merchants Bank Co., Ltd. - H Shares	983,662

	Computer Data Security: 3.7%
461,650	Venustech Group Inc. - A Shares	1,303,264

	E-Commerce/Services: 7.4%
24,500	Alibaba Group Holding Ltd.	245,690
10,300	Alibaba Group Holding Ltd. - ADR	823,897
1,352	JD.com Inc.	34,035
30,400	JD.com Inc. - ADR	1,529,120
		2,632,742
	Electronic Components: 5.6%
539,989	Shenzhen H&T Intelligent Control Co., Ltd. - A Shares	1,103,970
479,200	Shengyi Technology Co., Ltd. - A Shares	876,538
		1,980,508
	Energy-Alternate: 6.2%
160,440	Hangzhou First Applied Materials Co., Ltd.	1,190,330
973,987	Xinyi Solar Holdings Ltd.	1,030,383
		2,220,713
	Finance: 3.1%
32,400	Hong Kong Exchanges & Clearing Ltd.	1,103,983

	Food-Dairy Products: 7.0%
317,800	Chongqing Fuling Zhacai Group Co., Ltd. - A Shares	1,205,508
275,600	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	1,271,900
		2,477,408
	Home Furniture: 3.2%
485,700	Suofeiya Home Collection - A Shares	1,137,294

	Insurance: 6.5%
170,200	AIA Group Ltd.	$1,417,978
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	863,592
		2,281,570
	Internet Application Software: 2.7%
28,400	Tencent Holdings Ltd.	960,873

	Internet Content - Entertainment: 4.5%
20,875	NetEase Inc. - ADR	1,578,150

	Machinery-General Industry: 11.0%
441,840	NARI Technology Co., Ltd. - A Shares	1,531,795
171,454	Shenzhen Inovance Technology Co., Ltd. - A Shares	1,375,511
501,697	Sany Heavy Industry Co., Ltd. - A Shares	971,858
		3,879,164
	Pharmaceuticals: 10.4%
1,096,000	China Medical System Holdings	1,306,406
1,366,400	CSPC Pharmaceutical Group Ltd.	1,364,441
2,183,500	Sino Biopharmaceutical Ltd.	1,020,752
		3,691,599
	Real Estate Operations/Development: 4.4%
590,000	China Overseas Land & Investments Ltd.	1,538,547

	Retail - Apparel/Shoe: 2.6%
117,600	Shenzhou International Group Holdings Ltd.	907,369

	Web Portals: 3.9%
11,700	Baidu Inc.*	1,374,633

	Total Common Stocks	$35,279,086
	(cost $42,093,463)

	Total Investments in Securities	35,279,086
	(cost $42,093,463): 99.7%

	Other Assets less Liabilities: 0.3%	114,054

	Net Assets: 100.0%	$35,393,140

*	Non-income producing security.

ADR - American Depository Receipt